Short-term Borrowings (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Short-term Debt [Line Items]
Short term borrowings	$ 128,850	¥ 897,022
Short-term investments collateralized by bank wealth management products		923,800
Interest expense	$ 248	¥ 1,726
Minimum
Short-term Debt [Line Items]
Annual interest rate		2.70%
Maximum
Short-term Debt [Line Items]
Annual interest rate		3.00%